Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	4.24%	2.20%	1.64%
Risk-free interest rate of return, maximum	5.66%	4.86%	1.96%
Expected term	6 years	6 years	6 years
Volatility, minimum	62.50%	50.30%	50.20%
Volatility, maximum	66.10%	57.80%	51.80%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum		4.40%	2.04%
Risk-free interest rate of return	5.45%
Risk-free interest rate of return, maximum		4.40%	2.04%
Expected term	10 years	10 years	10 years
Volatility, minimum		56.20%	59.00%
Volatility	56.60%
Volatility, maximum		56.20%	59.00%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0001	$ 0.0001
2018 Plan [Member] | Minimum [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.002
2018 Plan [Member] | Maximum [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 5